Employee Benefit Plans (Details 5) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 15,031		$ 14,933	$ 13,532
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	13,229		13,886
Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,802		1,047
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0		0
Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,663		1,937
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,663		1,937
Cash equivalents | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0		0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0		0
U.S. large-cap
Defined Benefit Plan Disclosure [Line Items]
Fair Value	6,191	[1]	7,252
U.S. large-cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	6,191	[1]	7,252
U.S. large-cap | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[1]	0
U.S. large-cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[1]	0
U.S. mid-cap
Defined Benefit Plan Disclosure [Line Items]
Fair Value	2,094	[2]	921
U.S. mid-cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	2,094	[2]	921
U.S. mid-cap | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[2]	0
U.S. mid-cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[2]	0
U.S. small-cap
Defined Benefit Plan Disclosure [Line Items]
Fair Value	820	[3]	1,131
U.S. small-cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	820	[3]	1,131
U.S. small-cap | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[3]	0
U.S. small-cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[3]	0
International
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,778	[4]	1,895
International | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,778	[4]	1,895
International | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[4]	0
International | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[4]	0
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value	478	[5]	486
Real estate | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	478	[5]	486
Real estate | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[5]	0
Real estate | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[5]	0
Commodities
Defined Benefit Plan Disclosure [Line Items]
Fair Value	205	[6]	264
Commodities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	205	[6]	264
Commodities | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[6]	0
Commodities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[6]	0
U.S. gov't agency obligations
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,802	[7]	1,047
U.S. gov't agency obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[7]	0
U.S. gov't agency obligations | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,802	[7]	1,047
U.S. gov't agency obligations | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 0	[7]	$ 0

[1]	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
[2]	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
[3]	This category is comprised of actively managed mutual funds.
[4]	At December 31, 2015 and 2014, 31% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
[5]	This category is comprised of low-cost real estate index exchange traded funds.
[6]	This category is comprised of exchange traded funds investing in agricultural and energy commodities.
[7]	This category is comprised of individual bonds.